Real Estate Properties Held for Lease, Net - Schedule of Components of Real Estate Properties Held for Lease (Detail) - Real Estate Properties Held For Lease - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property Subject to or Available for Operating Lease [Line Items]
Building at cost	$ 150,065	$ 152,420
Less: accumulated depreciation	(21,427)	(16,992)
Net book value	$ 128,638	$ 135,428